Basis of Presentation, New Accounting Standards, and Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Use of Estimates and Judgements

Use of Estimates and Judgements

The preparation of the Group’s interim condensed consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenue, expenses, assets and liabilities, and the disclosure of contingent liabilities at the end of the reporting period. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of the asset or liability affected in the future periods.

New Accounting Standards

New Accounting Standards

The accounting policies adopted in the preparation of the unaudited interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s annual consolidated financial statements for the year ended December 31, 2025.

The following new accounting standards and interpretations effective for accounting periods beginning on or after 1 January 2026, do not have a significant impact on the interim financial statements for the period ended 30 June 2026:

ASU 2025-05	Financial Instruments—Credit Losses (Topic 326)
: Practical Expedient for Accounts Receivable and Contract Assets